AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Allowance for Credit Loss for Available-for-Sale Fixed Maturity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ (27)	$ (30)	$ (30)
Credit losses recognized on securities for which credit losses were not previously recorded	(15)	(38)	(57)
Reductions for securities sold during the period	15	6	16
Changes in previously recorded allowance	23	29	41
Write-offs charged against the allowance		6
Ending balance	(4)	(27)	(30)
U.S. State and Municipal
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	0	0
Credit losses recognized on securities for which credit losses were not previously recorded	(3)	0	0
Reductions for securities sold during the period	0	0	0
Changes in previously recorded allowance	0	0	0
Write-offs charged against the allowance		0
Ending balance	(3)	0	0
Corporate Debt Securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	(26)	(19)	(24)
Credit losses recognized on securities for which credit losses were not previously recorded	(10)	(38)	(33)
Reductions for securities sold during the period	15	5	15
Changes in previously recorded allowance	20	26	23
Write-offs charged against the allowance		0
Ending balance	(1)	(26)	(19)
Residential Mortgage Backed Securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	(1)	(1)	0
Credit losses recognized on securities for which credit losses were not previously recorded	0	0	0
Reductions for securities sold during the period	0	0	(1)
Changes in previously recorded allowance	1	0	0
Write-offs charged against the allowance		0
Ending balance	0	(1)	(1)
Commercial Mortgage Backed Securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	(6)	0
Credit losses recognized on securities for which credit losses were not previously recorded	0	0	(6)
Reductions for securities sold during the period	0	0	0
Changes in previously recorded allowance	0	0	0
Write-offs charged against the allowance		6
Ending balance	0	0	(6)
Collateralized Debt Securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	(4)	(6)
Credit losses recognized on securities for which credit losses were not previously recorded	(2)	0	(18)
Reductions for securities sold during the period	0	1	2
Changes in previously recorded allowance	2	3	18
Write-offs charged against the allowance		0
Ending balance	$ 0	$ 0	$ (4)